UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2006

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (August 7, 2006)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 62
Form 13F Information table Value Total(x 1000): $732,073



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR	          	Comm	78462F103	 35,243		  277,000 	X		        277,000
ASTRAZENECA ADR		Comm	046353108	 31,513		  526,800	X		        526,800
CITIGROUP INC		Comm	172967101	 25,519		  528,900	X		        528,900
AT&T CORP		Comm	00206R102	 24,250		  869,500	X		        869,500
INTEL CORP		Comm	458140100	 23,148		1,218,300	X		      1,218,300
United Parcel Service	Comm	911312106	 23,102		  280,600	X		        280,600
TELLABS INC		Comm	879664100	 22,023		1,654,600	X		      1,654,600
AMGEN INC		Comm	031162100	 21,239		  325,600	X		        325,600
CADBURY SCHWEPPES-SPON	Comm	127209302	 20,687		  532,900	X		        532,900
JP MORGAN CHASE & CO	Comm	46625H100	 20,215		  481,300	X		        481,300
YAHOO			Comm	984332106	 20,170		  611,200	X		        611,200
PALM INC.		Comm	696643105	 19,805		1,230,108	X		      1,230,108
DELL COMPUTER CORP	Comm	24702R101	 19,265		  787,600	X		        787,600
BANKAMERICA CORP	Comm	060505104	 18,826		  391,400	X		        391,400
PROGRESSIVE CORPORATION	Comm	743315103	 18,822		  732,100	X		   	732,100
AVON PRODUCTS INC	Comm	054303102	 18,380		  592,900	X		        592,900
MERCK & CO INC		Comm	589331107	 18,091		  496,600	X		        496,600
ATI TECHNOLOGIES INC	Comm	001941103	 18,088		1,238,900	X		      1,238,900
AMERICAN EXPRESS CO	Comm	025816109	 15,913		  299,000	X		        299,000
ALLERGAN INC		Comm	018490102	 15,692		  146,300	X		 	146,300
PETROCHINA CO LTD - ADR	Comm	71646E100	 15,612		  144,600	X			144,600
AMERICAN INTL GROUP INC	Comm	026874107	 14,644		  248,000	X			248,000
FIFTH THIRD BANCORP	Comm	316773100	 14,034		  379,800	X			379,800
ELECTRONIC ARTS INC	Comm	285512109	 14,018		  325,700	X			325,700
FANNIE MAE		Comm	313586109	 13,704		  284,900	X			284,900
AMDOX			Comm	G02602103	 13,688		  374,000	X			374,000
GLAXOSMITHKLINE ADR	Comm	37733W105	 13,548		  242,800	X			242,800
VALERO ENERGY		Comm	91913Y100	 13,171		  198,000	X			198,000
FEDERAL HOME LN MTG COR Comm	313400301	 12,930		  226,800	X			226,800
SANDISK CORPORATION	Comm	80004C101	 11,685		  229,200	X			229,200
WEATHERFORD INTERNL	Comm	G95089101	 11,676		  235,300	X			235,300
NVIDIA CORPORATION	Comm	67066G104	 11,279		  529,800	X			529,800
MEDTRONIC INC		Comm	585055106	 11,083		  236,200	X			236,200
VERIZON COMMUNICATIONS	Comm	92343V104	 10,801		  322,500	X			322,500
STARBUCKS CORP		Comm	855244109	 10,731		  284,200	X			284,200
IMCLONE SYSTEMS		Comm	45245W109	  9,784		  253,200	X			253,200
QUALCOM			Comm	747525103	  9,529		  237,800	X			237,800
HOME DEPOT INC		Comm	437076102	  8,865		  247,700	X			247,700
AFLAC INCORPORATED	Comm	001055102	  8,760		  189,000	X			189,000
RED HAT INC		Comm	756577102	  8,728		  373,000	X			373,000
FRESENIUS MEDICAL CARE  Comm	358029106	  8,026		  210,000	X			210,000
AMAZON.COM INCORPORATED	Comm	023135106	  7,407		  191,500	X			191,500
SUN MICROSYSTEMS INC	Comm	866810104	  6,488		1,563,400	X		      1,563,400
APPLIED MATLS INC	Comm	038222105	  6,245		  383,600	X			383,600
NETWORK APPLIANCE INC	Comm	64120L104	  5,623		  159,300	X			159,300
NOMURA HOLDINGS INC-ADR	Comm	65535H208	  3,736		  198,700	X			198,700
PHELPS DODGE		Comm	717265102	  3,451		   42,000	X			 42,000
MICROSOFT CORP		Comm	594918104	  3,444		  147,800	X			147,800
Hon Hai Precision IND	Comm	6438564		  1,887		  305,417	X			305,417
TAIWAN SEMICONDUCTOR	Comm	6889106		  1,513		  839,000	X			839,000
ISHARES A50 CHINA TRACK	Comm	B04V406		  2,590		  319,000	X			319,000
PING AN			Comm	B01FLR7		  2,556		  843,000	X			843,000
ASUSTEK COMPUTER	Comm	6051046		    565		  230,000	X			230,000
CHINA SHENHUA		Comm	B09N7M0		  2,067		1,119,000	X		      1,119,000
XINAO Gas Holdings	Comm	6333937		  1,888		1,982,000	X		      1,982,000
HSBC HOLDINGS PLC	Comm	6158163		  1,472		   84,000	X			 84,000
CHINA MENGNIU DAIRY	Comm	B01B1L9		  1,269		1,011,000	X		      1,011,000
PETROCHINA CO LTD	Comm	6226576		  1,263		1,182,000	X		      1,182,000
LUNG KEE METAL		Comm	6538419		    828		1,540,000	X		      1,540,000
Shanghai Forte		Comm	6589525		    611		1,506,000	X		      1,506,000
Shanghai Real Estate	Comm	6201830		    592		3,240,000	X		      3,240,000
ANHUI EXPRESSWAY CO	Comm	6045180		    291		  390,000	X			390,000


GRAND TOTAL				        732,073

